Share capital	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share capital
Issued and fully paid ordinary shares of €0.07 each [A]

	Number of shares			Nominal value			$ million
	A	B	Ordinary shares	A	B	Ordinary shares	Total
At January 1, 2023			7,003,503,393			584	584
Repurchases of shares			(479,394,344)			(40)	(40)
At December 31, 2023			6,524,109,049			544	544
At January 1, 2022	4,101,239,499	3,582,892,954		345	296		641
Repurchases of shares before assimilation	—	(34,106,548)			(3)		(3)
Assimilation of ordinary A and B shares into ordinary shares	(4,101,239,499)	(3,548,786,406)	7,650,025,905	(345)	(293)	638	—
Repurchases of B shares on January 27 and 28, 2022, cancelled as ordinary shares on February 2 and 3, 2022			(507,742)			—	—
Repurchases of shares after assimilation			(646,014,770)			(54)	(54)
At December 31, 2022			7,003,503,393			584	584
[A]Share capital at December 31, 2022, also included 50,000 issued and fully paid sterling deferred shares of £1 each, which were redeemed on March 27, 2023. Upon redemption, the sterling deferred shares were treated as cancelled and the Company's issued share capital was reduced by the nominal value of the shares redeemed in accordance with section 688 of the UK Companies Act 2006.
On January 29, 2022, as part of the Simplification announced on December 20, 2021, the Company's A and B shares were assimilated into a single line of ordinary shares. This is reflected in the above table.
At the Company's Annual General Meeting (AGM) on May 23, 2023, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of approximately €161 million (representing approximately 2,307 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 22, 2024, and the end of the AGM to be held in 2024, unless previously renewed, revoked or varied by the Company in a general meeting.
26. Share capital continued
At the May 23, 2023, AGM, shareholders granted the Company the authority to repurchase (i) up to 692 million ordinary shares "on-market" (excluding any treasury shares), less the number of ordinary shares purchased or committed to be purchased in terms of the buyback contracts ("off-market"), made under the authority in (ii); and (ii) up to 692 million ordinary shares off-market, less any on-market purchases made under the authority in (i).
In the case of both on-market and off-market purchases of the ordinary shares, the minimum price, exclusive of expenses, which may be paid for an ordinary share is €0.07 and the maximum price, exclusive of expenses, which may be paid for an ordinary share is the higher of: (i) an amount equal to 5% above the average market value for an ordinary share for the five business days immediately preceding the date of the purchase; and (ii) the higher of the price of the last independent trade and the highest current independent bid in relation to ordinary shares on the trading venues where the purchase is carried out. The authorities for both on-market and off-market purchases of the ordinary shares will expire at the earlier of the close of business on August 22, 2024, and the end of the AGM of the Company to be held in 2024. Ordinary shares purchased by the Company pursuant to these authorities will either be cancelled or held in treasury. Treasury shares are shares in the Company which are owned by the Company itself.